UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2013

1.805742.109

CAS-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 51.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.2%
Citibank NA
	9/23/13 to 12/20/13	0.28 to 0.32%	$ 5,155,000	$ 5,155,000
RBS Citizens NA
	9/4/13	0.20	549,000	549,000
Wells Fargo Bank NA
	11/13/13	0.18	575,000	575,000
				6,279,000
London Branch, Eurodollar, Foreign Banks - 3.0%
HSBC Bank PLC
	11/5/13 to 11/12/13	0.32	548,000	548,000
Mizuho Corporate Bank Ltd.
	9/3/13	0.27	101,000	101,000
National Australia Bank Ltd.
	9/3/13 to 2/21/14	0.20 to 0.25	2,952,000	2,952,000
				3,601,000
New York Branch, Yankee Dollar, Foreign Banks - 43.1%
Bank of Montreal Chicago CD Program
	9/6/13 to 5/15/14	0.08 to 0.37 (c)	3,964,000	3,964,000
Bank of Nova Scotia
	9/17/13 to 2/7/14	0.18 to 0.49 (c)	5,342,000	5,342,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	11/12/13 to 1/10/14	0.25 to 0.27 (c)	5,320,000	5,320,000
Canadian Imperial Bank of Commerce
	9/17/13 to 4/11/14	0.23 to 0.40 (c)	3,164,000	3,164,000
Credit Agricole CIB
	9/3/13	0.14	1,412,000	1,412,000
Credit Industriel et Commercial
	9/3/13 to 9/5/13	0.15	1,513,000	1,513,000
	9/6/13	0.15	503,000	503,000
Credit Suisse
	11/29/13 to 3/10/14	0.25 to 0.28 (c)	1,005,000	1,005,000
KBC Bank NV
	9/3/13 to 9/12/13	0.22 to 0.35	1,575,000	1,575,000
Mitsubishi UFJ Trust & Banking Corp.
	2/21/14	0.32	127,000	127,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
	9/18/13 to 12/20/13	0.26 to 0.28%	$ 3,671,000	$ 3,671,000
Natexis Banques Populaires New York Branch
	9/3/13 to 9/6/13	0.14	5,970,000	5,970,000
National Bank of Canada
	9/6/13 to 2/14/14	0.27 to 0.35 (c)	3,616,000	3,615,747
Royal Bank of Canada
	3/27/14 to 6/3/14	0.23 to 0.27 (c)	1,228,000	1,228,000
Royal Bank of Canada New York Branch
	9/6/13	0.29 (c)	750,000	749,998
Skandinaviska Enskilda Banken
	10/30/13	0.26	618,000	618,000
Sumitomo Mitsui Banking Corp.
	9/3/13 to 2/18/14	0.12 to 0.30 (c)	5,083,000	5,083,000
Sumitomo Mitsui Trust Banking Ltd.
	10/4/13 to 12/19/13	0.27 to 0.28	2,817,000	2,817,000
Svenska Handelsbanken, Inc.
	9/5/13 to 12/23/13	0.18 to 0.20	1,731,000	1,731,007
Toronto-Dominion Bank
	9/13/13 to 2/18/14	0.23 to 0.32 (c)	1,426,000	1,426,000
UBS AG
	10/31/13	0.32	997,000	997,000
				51,831,752
TOTAL CERTIFICATE OF DEPOSIT (Cost $61,711,752)				61,711,752
Financial Company Commercial Paper - 12.9%

Australia & New Zealand Banking Group Ltd.
	9/25/13	0.18	250,000	249,970
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	10/8/13	0.26	145,000	144,961
Barclays U.S. Funding Corp.
	9/26/13 to 10/8/13	0.23	1,972,000	1,971,632
BNP Paribas Finance, Inc.
	12/2/13	0.24	495,284	494,980
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
	10/8/13 to 12/20/13	0.18 to 0.25%	$ 468,000	$ 467,877
Credit Suisse
	9/3/13	0.27	406,000	405,994
JPMorgan Chase & Co.
	9/3/13 to 3/7/14	0.28 to 0.32 (c)	4,080,000	4,079,480
Lloyds TSB Bank PLC
	9/4/13 to 9/6/13	0.08 to 0.10	998,000	997,990
National Australia Funding, Inc.
	9/24/13	0.18	575,000	574,934
Nationwide Building Society
	11/12/13 to 11/26/13	0.23	437,000	436,789
Skandinaviska Enskilda Banken AB
	10/25/13 to 10/29/13	0.26	818,000	817,676
Societe Generale North America, Inc.
	9/3/13	0.11	1,262,000	1,261,993
Svenska Handelsbanken, Inc.
	9/5/13	0.24	242,000	241,994
Swedbank AB
	9/6/13 to 9/30/13	0.24	1,831,000	1,830,813
Toronto Dominion Holdings (U.S.A.)
	9/27/13 to 11/18/13	0.23 to 0.24	380,000	379,869
Toyota Motor Credit Corp.
	9/3/13 to 9/11/13	0.25	424,000	423,988
UBS Finance, Inc.
	10/16/13	0.33	748,000	747,691
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $15,528,631)				15,528,631
Asset Backed Commercial Paper - 1.7%

Ciesco LP (Citibank NA Guaranteed)

	9/3/13	0.30	217,000	216,996
	9/11/13	0.30	53,000	52,996
	9/26/13	0.30	68,000	67,986
Asset Backed Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA)
	9/4/13	0.30%	$ 29,000	$ 28,999
	9/6/13	0.29	82,000	81,997
	9/20/13	0.30	221,000	220,965
	9/25/13	0.30	152,000	151,970
	9/25/13	0.30	143,000	142,971
	9/26/13	0.30	110,000	109,977
	10/9/13	0.30	56,000	55,982
	10/9/13	0.30	40,000	39,987
	10/11/13	0.30	100,000	99,967
	10/25/13	0.30	350,000	349,842
	11/1/13	0.30	42,000	41,979
	11/4/13	0.30	213,000	212,886
	11/5/13	0.30	56,000	55,970
	11/14/13	0.30	56,000	55,965
	11/15/13	0.30	114,000	113,929
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $2,101,364)				2,101,364
Other Commercial Paper - 1.5%

Credit Suisse
	12/5/13	0.29 (c)	604,000	604,000
Devon Energy Corp.
	9/30/13	0.33 (c)	566,000	566,000
Dominion Resources, Inc.
	9/3/13 to 9/16/13	0.27 to 0.30	67,000	66,995
Northeast Utilities
	9/3/13 to 9/9/13	0.22 to 0.23	148,725	148,720
Sempra Global
	9/20/13	0.30	70,000	69,989
Tesco Treasury Services PLC
	10/10/13 to 10/11/13	0.25	179,000	178,951
The Coca-Cola Co.
	2/27/14 to 3/31/14	0.19 to 0.20	158,000	157,832
Virginia Electric & Power Co.
	9/3/13	0.28	46,600	46,599
TOTAL OTHER COMMERCIAL PAPER (Cost $1,839,086)				1,839,086
Treasury Debt - 9.9%
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills
	1/2/14	0.09 to 0.10%	$ 1,562,000	$ 1,561,502
U.S. Treasury Notes
	9/30/13 to 6/15/14	0.10 to 0.21	10,277,558	10,336,057
TOTAL TREASURY DEBT (Cost $11,897,559)				11,897,559
Other Note - 3.2%

Bank Notes - 1.8%
Bank of America NA
	9/9/13 to 11/4/13	0.23 to 0.24	2,126,000	2,126,000
Medium-Term Notes - 1.4%
Dominion Resources, Inc.
	10/15/13	0.38 (b)(c)	323,000	323,000
Royal Bank of Canada
	9/6/13	0.29 (c)	376,000	375,999
Svenska Handelsbanken AB
	2/14/14 to 2/27/14	0.27 to 0.29 (b)(c)	1,024,000	1,024,000
				1,722,999
TOTAL OTHER NOTE (Cost $3,848,999)				3,848,999
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $181,000)	9/6/13	0.19 (c)	181,000	181,000
Government Agency Debt - 5.4%

Federal Agencies - 5.4%
Fannie Mae
	9/11/14 to 8/5/15	0.16 to 0.17 (c)	1,317,000	1,316,620
Federal Home Loan Bank
	9/19/13 to 6/25/14	0.16 to 0.22 (c)	1,529,560	1,529,495
Government Agency Debt - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - continued
Freddie Mac
	6/26/15 to 7/17/15	0.17% (c)	$ 3,605,000	$ 3,604,325
TOTAL GOVERNMENT AGENCY DEBT (Cost $6,450,440)				6,450,440
Other Instrument - 1.0%

Time Deposits - 1.0%
ING Bank NV
(Cost $1,254,000)	9/3/13	0.15	1,254,000	1,254,000
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $550,096)	540,500	550,096
Government Agency Repurchase Agreement - 4.5%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 704,604	704,598
With:
Merrill Lynch, Pierce, Fenner & Smith at 0.11%, dated 7/12/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $872,241,232, 2.26% - 6.5%, 6/1/22 - 6/1/43)	855,157	855,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated 8/5/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $605,948,340, 0% - 5%, 12/4/13 - 7/1/43)	594,210	594,000
0.15%, dated 7/22/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $608,028,958, 0.38% - 6.5%, 1/31/15 - 11/1/47)	596,228	596,000
0.18%, dated:
6/13/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $533,335,368, 1.36% - 6%, 5/1/21 - 11/1/47)	522,235	522,000
6/24/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $1,293,819,143, 1.36% - 6.5%, 12/1/23 - 2/1/44)	1,268,558	1,268,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.19%, dated:
6/3/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $379,624,239, 1.48% - 6.79%, 5/1/19 - 8/1/43)	$ 372,181	$ 372,000
6/5/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $151,138,812, 1.36% - 6.5%, 5/1/25 - 10/1/47)	148,071	148,000
6/10/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $379,068,305, 2.1% - 5.5%, 8/1/25 - 8/1/48)	371,178	371,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $5,430,598)		5,430,598
Other Repurchase Agreement - 8.7%

Other Repurchase Agreement - 8.7%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 8/9/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $147,027,563, 0.47% - 9.88%, 10/1/13 - 6/27/44)	140,033	140,000
0.33%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $307,243,361, 0% - 6.47%, 8/20/40 - 6/25/43)	300,011	300,000
0.47%, dated 8/1/13 due 9/4/13 (Collateralized by Corporate Obligations valued at $30,246,358, 1.6% - 11.25%, 6/1/17 - 2/15/41)	28,012	28,000
Citigroup Global Markets, Inc. at:
0.83%, dated 8/20/13 due 10/18/13 (Collateralized by Corporate Obligations valued at $179,289,763, 0% - 9%, 5/1/14 - 12/15/43)	167,227	167,000
0.85%, dated 7/29/13 due 9/27/13 (Collateralized by Corporate Obligations valued at $60,243,623, 0.5% - 8.88%, 5/1/14 - 12/15/43)	56,079	56,000
1.01%, dated 7/26/13 due 12/3/13 (Collateralized by Corporate Obligations valued at $180,557,344, 0.24% - 7.96%, 6/20/14 - 4/7/52)	167,843	167,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 8/28/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $154,501,791, 0.46% - 11.51%, 2/25/19 - 8/25/43)	150,006	150,000
0.66%, dated 7/22/13 due 10/22/13 (Collateralized by Corporate Obligations valued at $145,904,766, 0% - 54.13%, 4/15/17 - 11/3/51)	135,228	135,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $115,687,431, 0.32% - 8.29%, 2/15/19 - 11/3/51)	$ 107,181	$ 107,000
7/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $230,262,696, 0% - 7.86%, 2/15/19 - 11/3/51)	213,357	213,000
7/15/13 due 10/15/13 (Collateralized by Corporate Obligations valued at $231,318,142, 0.29% - 7.66%, 11/15/19 - 11/3/51)	214,366	214,000
7/18/13 due 10/17/13 (Collateralized by Mortgage Loan Obligations valued at $231,305,475, 0% - 8.73%, 6/11/17 - 11/3/51)	214,362	214,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $229,509,504, 0% - 8.29%, 4/15/20 - 11/3/51)	212,789	212,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $45,394,618, 0.31% - 8.29%, 5/15/17 - 12/25/59)	42,158	42,000
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $117,921,316, 0.24% - 7.86%, 2/25/19 - 11/3/51)	109,412	109,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $405,918,226, 0.24% - 7.96%, 2/15/19 - 12/25/59)	376,444	375,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 8/13/13 due 9/4/13 (Collateralized by Equity Securities valued at $241,952,465)	224,031	224,000
0.48%, dated 8/30/13 due 9/3/13 (Collateralized by Equity Securities valued at $66,963,573)	62,003	62,000
HSBC Securities, Inc. at 0.23%, dated 8/30/13 due 9/3/13 (Collateralized by Corporate Obligations valued at $208,306,485, 0% - 11%, 12/16/13 - 6/1/43)	199,005	199,000
ING Financial Markets LLC at:
0.21%, dated 8/30/13 due 9/3/13 (Collateralized by Corporate Obligations valued at $52,505,791, 3.88% - 8.13%, 1/15/15 - 10/15/22)	50,001	50,000
0.26%, dated 8/30/13 due 9/3/13 (Collateralized by Equity Securities valued at $544,335,772)	504,015	504,000
0.5%, dated 7/15/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $60,521,909, 4.63% - 12.5%, 5/15/15 - 7/15/23)	56,049	56,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $227,688,876)	$ 209,690	$ 209,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $233,784,513, 0.75% - 3.94%, 5/1/14 - 8/15/37)	215,444	215,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $286,242,563, 1.88% - 6%, 5/15/14 - 12/15/37)	263,561	263,000
0.65%, dated:
5/10/13 due 11/29/13 (Collateralized by Corporate Obligations valued at $242,885,914, 0.63% - 4.06%, 3/1/17 - 2/15/44)	223,970	223,000
8/19/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $231,572,719, 3% - 6%, 6/15/16 - 11/15/29)	213,577	213,000
J.P. Morgan Securities, Inc. at:
0.18%, dated 8/30/13 due 9/3/13 (Collateralized by Commercial Paper Obligations valued at $36,051,259, 12/20/13)	35,001	35,000
0.21%, dated 8/28/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $51,501,139, 5.32% - 7.02%, 7/15/26 - 6/15/42)	50,002	50,000
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $231,296,241, 0.34% - 1.16%, 5/25/35 - 12/25/46)	214,435	214,000
0.65%, dated 7/19/13 due 11/29/13 (Collateralized by Mortgage Loan Obligations valued at $553,380,868, 0% - 49.68%, 8/25/20 - 1/15/49)	514,487	512,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 8/28/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $455,278,211, 0% - 5.72%, 9/25/22 - 5/20/63)	442,021	442,000
0.58%, dated:
8/27/13 due 9/3/13 (Collateralized by Corporate Obligations valued at $237,337,442, 0.25% - 7.5%, 9/9/13 - 11/25/52) (c)(d)	220,025	220,000
8/30/13 due 9/3/13 (Collateralized by Mortgage Loan Obligations valued at $213,717,316, 0% - 8.31%, 9/3/13 - 8/15/56)	198,013	198,000
0.73%, dated:
8/5/13 due 10/4/13 (Collateralized by Equity Securities valued at $180,332,579)	167,102	167,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated:
8/13/13 due 10/11/13 (Collateralized by Equity Securities valued at $541,434,716)	$ 502,601	$ 502,000
0.85%, dated 8/9/13 due 10/15/13 (Collateralized by Corporate Obligations valued at $119,431,307, 0% - 8%, 9/3/13 - 7/25/49)	111,176	111,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated 8/13/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $88,213,423, 0.4% - 9.25%, 1/21/14 - 4/8/68)	84,017	84,000
0.31%, dated:
8/5/13 due 9/3/13 (Collateralized by Equity Securities valued at $90,742,699)	84,021	84,000
8/7/13 due 9/6/13 (Collateralized by Equity Securities valued at $90,741,096)	84,022	84,000
Mizuho Securities U.S.A., Inc. at:
0.21%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $410,355,656, 0.55% - 8.38%, 11/5/14 - 8/15/43)	398,009	398,000
0.31%, dated:
8/22/13 due 9/4/13 (Collateralized by Equity Securities valued at $87,254,712)	81,009	81,000
8/27/13 due 9/6/13 (Collateralized by Equity Securities valued at $87,485,324)	81,010	81,000
8/28/13 due 9/6/13 (Collateralized by Equity Securities valued at $87,484,538)	81,010	81,000
8/30/13 due 9/6/13 (Collateralized by Equity Securities valued at $92,826,729)	86,010	86,000
0.52%, dated 8/29/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $83,794,360, 0.52% - 7.66%, 3/15/16 - 8/10/45)	81,037	81,000
0.92%, dated 7/22/13 due 10/23/13 (Collateralized by Corporate Obligations valued at $87,305,241, 0.33% - 6.76%, 7/25/28 - 10/25/46)	81,193	81,000
0.93%, dated:
8/1/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $132,552,348, 0.39% - 10.5%, 10/31/13 - 5/15/53)	124,304	124,000
8/12/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $86,470,163, 0.28% - 6.94%, 10/31/13 - 10/25/46)	81,193	81,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.95%, dated 6/4/13 due 9/4/13 (Collateralized by Corporate Obligations valued at $218,198,621, 0.37% - 8.5%, 2/15/19 - 4/16/54)	$ 204,495	$ 204,000
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by U.S. Government Obligations valued at $85,399,099, 0.39% - 8.75%, 9/10/15 - 12/16/43)	81,307	81,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by Corporate Obligations valued at $86,942,936, 0.37% - 8.59%, 1/15/14 - 2/24/46)	81,567	81,000
RBC Capital Markets Co. at 0.21%, dated 8/27/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $109,183,354, 0% - 1177.17%, 10/25/20 - 7/20/43)	106,004	106,000
RBS Securities, Inc. at:
0.49%, dated 8/29/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $112,790,299, 0% - 652.15%, 9/15/16 - 4/25/44)	110,009	110,000
0.5%, dated 8/30/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $287,380,297, 0% - 11.5%, 2/1/17 - 3/20/63)	276,019	276,000
SG Americas Securities, LLC at:
0.26%, dated 8/30/13 due 9/6/13 (Collateralized by Equity Securities valued at $119,684,623)	110,006	110,000
0.27%, dated:
8/28/13 due 9/4/13 (Collateralized by Equity Securities valued at $119,679,706)	110,006	110,000
8/29/13 due 9/5/13 (Collateralized by Equity Securities valued at $238,688,972)	221,012	221,000
0.28%, dated 8/27/13 due 9/3/13 (Collateralized by Equity Securities valued at $118,806,486)	110,006	110,000
UBS Securities LLC at 0.47%, dated:
7/10/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $150,997,060, 0.25% - 13%, 10/15/13 - 10/15/39)	139,163	139,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.47%, dated:
7/15/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $105,064,367, 0.75% - 6.75%, 7/15/14 - 10/15/39)	$ 98,118	$ 98,000
Wells Fargo Securities, LLC at 0.4%, dated 8/30/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $145,889,040, 0% - 10.63%, 9/4/13-11/1/66)	138,011	138,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $10,428,000)		10,428,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $121,221,525)		121,221,525
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(854,793)
NET ASSETS - 100%		$ 120,366,732
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,347,000,000 or 1.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$704,598,000 due 9/03/13 at 0.08%
BNY Mellon Capital Markets LLC	$ 135,393
Bank of America NA	137,231
Mizuho Securities USA, Inc.	431,974
$ 704,598
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $121,221,525,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2013

1.805753.109

FUS-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 7.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 7.1%
U.S. Treasury Notes
11/15/13 to 6/15/14	0.08 to 0.21%	$ 169,000
(Cost $169,890)			$ 169,890
Government Agency Debt - 49.5%

Federal Agencies - 49.5%
Fannie Mae
9/3/13 to 8/5/15	0.14 to 0.20 (c)	119,000	119,190
Federal Farm Credit Bank
1/13/15	0.17 (c)	9,000	8,998
11/27/13 to 1/12/15	0.16 to 0.23 (c)	28,000	27,996
Federal Home Loan Bank
9/6/13 to 11/14/14	0.08 to 0.25 (b)(c)	844,610	844,652
Freddie Mac
9/4/13 to 7/17/15	0.10 to 0.23 (c)	180,667	180,670
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,181,506)			1,181,506
Government Agency Repurchase Agreement - 44.9%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 463,645	463,641
With:
BNP Paribas Securities Corp. at 0.05%, dated 8/28/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $41,888,689, 2% - 3.5%, 10/20/38 - 5/20/42)	41,068	41,067
Citibank NA at 0.05%, dated 8/28/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $83,706,302, 1.73% - 6%, 12/1/20 - 9/1/43)	82,001	82,000
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 7/12/13 due 9/10/13 (Collateralized by U.S. Government Obligations valued at $14,423,352, 5.5% - 6.5%, 5/16/29 - 5/16/37)	14,003	14,000
ING Financial Markets LLC at:
0.09%, dated:
7/24/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $42,844,221, 3%, 3/1/43)	42,007	42,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.09%, dated:
8/5/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $28,564,295, 3%, 1/1/43)	$ 28,004	$ 28,000
8/6/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $6,122,265, 1/1/43)	6,001	6,000
0.1%, dated 8/15/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $16,324,471, 3%, 1/1/43)	16,003	16,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.1%, dated:
8/8/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $22,291,736, 1.25%, 2/29/20)	21,857	21,853
8/9/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $27,182,886, 0.13%, 8/31/13)	26,653	26,648
8/13/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $57,332,540, 0% - 2.13%, 2/27/14 - 12/31/15)	56,214	56,205
8/23/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $25,968,032, 0.13%, 8/31/13)	25,461	25,458
0.11%, dated 7/12/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $17,342,865, 1.25%, 2/29/20)	17,003	17,000
0.12%, dated 7/8/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $20,403,887, 1.25%, 2/29/20)	20,004	20,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated 8/5/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $12,263,782, 2.25% - 6%, 2/1/27 - 7/1/43)	12,004	12,000
0.15%, dated 7/22/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $12,273,180, 2.1% - 6%, 2/1/27 - 7/1/43)	12,005	12,000
0.18%, dated:
6/13/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $10,209,610, 2.8% - 5%, 2/1/27 - 5/1/43)	10,005	10,000
6/24/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $25,520,778, 2.1% - 5%, 2/1/27 - 7/1/43)	25,011	25,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.19%, dated:
6/3/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $8,203,881, 2.25% - 6%, 2/1/27 - 7/1/43)	$ 8,004	$ 8,000
6/5/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $3,065,364, 2.1% - 5%, 2/1/27 - 7/1/43)	3,001	3,000
6/10/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $8,186,202, 2.1% - 5%, 12/1/26 - 7/1/43)	8,004	8,000
RBC Capital Markets Corp. at:
0.06%, dated:
8/5/13 due 9/5/13 (Collateralized by U.S. Government Obligations valued at $14,553,590, 2.26% - 4%, 8/1/33 - 7/1/43)	14,206	14,205
8/22/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $28,376,968, 3.5% - 4%, 6/1/43 - 8/1/43)	27,821	27,820
0.08%, dated:
8/15/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $41,504,890, 2% - 10%, 1/15/14 - 6/1/43)	40,661	40,658
8/16/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $52,896,256, 3% - 4.5%, 8/1/33 - 7/1/43)	51,861	51,857
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,072,412)		1,072,412
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,423,808)		2,423,808
NET OTHER ASSETS (LIABILITIES) - (1.5%)		(34,986)
NET ASSETS - 100%		$ 2,388,822
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$463,641,000 due 9/03/13 at 0.08%
BNY Mellon Capital Markets LLC	$ 89,092
Bank of America NA	90,301
Mizuho Securities USA, Inc.	284,248
$ 463,641
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $2,423,808,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013